Document And Entity Information	3 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Entity Registrant Name	CRYOPORT, INC.
Trading Symbol	CYRX
Entity Central Index Key	0001124524
Document Type	POS AM
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company